Statements of Changes in Net Assets Available for Benefits - Plan 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Participants’ contributions	$ 21,275,941	$ 20,523,815
Employer's contributions	11,520,193	11,047,054
Participants’ rollover contributions	2,379,448	1,180,435
Investment income:
Dividends and interest	4,376,962	5,309,158
Net appreciation in fair value of investments	75,328,508	61,223,051
Interest on notes receivable from participants	989,902	856,861
Total additions	115,870,954	100,140,374
Deductions:
Distributions to participants	(66,203,536)	(75,530,239)
Administrative fees	(506,774)	(487,050)
Total deductions	(66,710,310)	(76,017,289)
Net increase	49,160,644	24,123,085
Net transfers of participants’ balances (Note 2)	(991,283)	(1,122,519)
Net assets available for benefits — beginning of year	481,782,700	458,782,134
Net assets available for benefits — end of year	$ 529,952,061	$ 481,782,700